Cover	Oct. 07, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported, on October 7, 2024, Eastside Distilling, Inc. (the “Company”), entered into an Agreement and Plan of Merger and Reorganization by and among the Company, East Acquisition Inc. (“Merger Sub”) and Beeline Financial Holdings, Inc. (“Beeline”) pursuant to which Beeline merged with and into Merger Sub and became a wholly-owned subsidiary of the Company.This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on October 7, 2024 in connection with the merger (the “Original 8-K”), to include the consolidated financial statements of Beeline and the combined pro forma financial information referred to in Item 9.01(a) and (b) below. Pursuant to the instructions to Item 9.01 of Form 8-K, the Company hereby amends Item 9.01 of the Original 8-K to include previously omitted consolidated financial statements and pro forma financial information. The information previously reported in the Original 8-K is hereby incorporated by reference into this Form 8-K/A.
Document Period End Date	Oct. 07, 2024
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	755 Main Street
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	Suite 3
Entity Address, City or Town	Monroe
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06468
City Area Code	(458)
Local Phone Number	800-9154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EAST
Security Exchange Name	NASDAQ
Title of 12(g) Security	Common Stock, $0.0001 par value
Entity Emerging Growth Company	false